CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock	APIC	Subscription Receivables	Accumulated Deficit	Treasury Stock	Non-controlling Interest	Total
Temporary equity balance at the beginning (in shares) at Dec. 31, 2021	21,257,708
Temporary equity balance at the beginning at Dec. 31, 2021	$ 137,949
Balance at the beginning at Dec. 31, 2021		$ 14	$ 187,348		$ (422,283)	$ (23)	$ 11,120	$ (223,824)
Balance at the beginning (in shares) at Dec. 31, 2021		138,848,177				(22,821)
Net income (loss)					(52,556)			(52,556)
Stock-based compensation expense							5,967	$ 5,967
Temporary equity balance at the end (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the end at Dec. 31, 2022	$ 137,949
Balance at the ending (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the ending at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Net income (loss)					(17,639)			(17,639)
Stock-based compensation expense							1,360	1,360
Temporary equity balance at the end (in shares) at Mar. 31, 2023	21,257,708
Temporary equity balance at the end at Mar. 31, 2023	$ 137,949
Balance at the ending (in shares) at Mar. 31, 2023		138,848,177				(22,821)
Balance at the ending at Mar. 31, 2023		$ 14	187,348		(492,478)	$ (23)	18,447	$ (286,692)
Financial Designation, Predecessor and Successor [Fixed List]								Predecessor
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Net income (loss)					(60,678)			(60,678)
Stock-based compensation expense							3,235	3,235
Debt extinguishment due to warrant modification			17,036					17,036
Temporary equity balance at the end (in shares) at Jul. 21, 2023	21,257,708
Temporary equity balance at the end at Jul. 21, 2023	$ 137,949
Balance at the ending (in shares) at Jul. 21, 2023		138,848,177				(22,821)
Balance at the ending at Jul. 21, 2023		$ 14	204,384		(535,517)	$ (23)	20,322	$ (310,820)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the ending (in shares) at Dec. 31, 2023		37,159,600
Balance at the ending at Dec. 31, 2023		$ 4	381,264	$ (60,710)	(473,602)			$ (153,044)
Financial Designation, Predecessor and Successor [Fixed List]								Successor
Temporary equity balance at the beginning (in shares) at Jul. 21, 2023	21,257,708
Temporary equity balance at the beginning at Jul. 21, 2023	$ 137,949
Balance at the beginning at Jul. 21, 2023		$ 14	204,384		(535,517)	$ (23)	$ 20,322	$ (310,820)
Balance at the beginning (in shares) at Jul. 21, 2023		138,848,177				(22,821)
Net income (loss)								(323,954)
Balance at the ending (in shares) at Dec. 31, 2023		37,159,600
Balance at the ending at Dec. 31, 2023		$ 4	381,264	(60,710)	(473,602)			$ (153,044)
Financial Designation, Predecessor and Successor [Fixed List]								Successor
Balance at the beginning at Jul. 22, 2023		$ 4	377,498	(60,710)	(149,648)			$ 167,144
Balance at the beginning (in shares) at Jul. 22, 2023		37,159,600
Net income (loss)					(323,954)			(323,954)
Stock-based compensation expense			3,766					3,766
Balance at the ending (in shares) at Dec. 31, 2023		37,159,600
Balance at the ending at Dec. 31, 2023		$ 4	381,264	$ (60,710)	(473,602)			(153,044)
Net income (loss)					(118,018)			(118,018)
Stock-based compensation expense			1,621					1,621
Balance at the ending (in shares) at Mar. 31, 2024		38,120,288
Balance at the ending at Mar. 31, 2024		$ 4	$ 393,235		$ (591,620)			$ (198,381)
Financial Designation, Predecessor and Successor [Fixed List]								Successor